SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening balance	$ 85,058	$ 86,571
Repayment of loans payable	(81,685)	(6,747)
Accretion expense		5,234
Ending balance	$ 3,373	$ 85,058